20. SEGMENT REPORTING (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets	$ 553,119	$ 439,306
Office Leasing
Assets	78,658	76,893
Commercial vehicle sales, servicing, leasing and support segment
Assets	$ 474,461	$ 362,413